Item 1. Report to Shareholders

November 30, 2004

High Yield Fund

Semiannual Report

T. Rowe Price

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The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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T. Rowe Price High Yield Fund
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Fellow Shareholders

The high-yield bond market performed well in the benign interest rate environment that prevailed for the past six months. Your fund generated gains that were in line with its benchmarks, outperforming the Lipper peer group and trailing the benchmark CS First Boston index. Rising interest rates remain our primary concern.

MARKET ENVIRONMENT

Your fund and the high-yield market in general surged during the six-month period, capping a spectacular two-year run. High-yield market conditions have been nearly perfect--a period of nirvana--save a modest setback in April and May this year when rates spiked. Since our last shareholder report (dated May 31), the economy expanded steadily, corporate fundamentals improved markedly, intermediate- and long-term bond yields declined, and investor demand for securities generating greater income streams expanded, all of which greatly benefited high-yield bonds. We believe the positive fundamentals for the economy will persist into 2005 but remain concerned that higher interest rates and extended valuations in the high-yield market may curb returns in our sector.

High-yield bond yields have declined to historic lows. As depicted in the chart on page 2, high-yield bonds' spreads (a measure of the additional compensation for the risk associated with this asset class) are near their all-time lows. The lower yields go the more interest rate sensitive and risky the bonds become. For example, JP Morgan reports that the average BB rated bond yielded just 5.9% at the end of November and B rated bonds averaged 6.9%. However, BB and B rated bonds in the portfolio generated a total return of almost 9% over the past six months. That means that about half the portfolio's gain for the period was capital appreciation. (BB and B rated bonds accounted for 17% and 61% of the portfolio on 11/30/04, respectively.) It seems that the stars were perfectly aligned for High Yield Fund investors over the past two years as evidenced in the portfolio's 34.55% return (the Advisor Class' two-year return was 33.80%).

It is important that shareholders understand that this torrid pace of gains is unsustainable and understand that our market faces several critical risks. The first is rising interest rates. Because high-yield bond yields are near historical lows, an unexpected uptick in rates could send bond prices sharply lower. Another major risk is that high-yield bonds are richly priced--primarily from demand for their current income stream--and as rates inevitably trend higher, investors may decide to shift assets away from riskier high-yield issues into safer higher-quality bonds or equities, causing the spread to widen. As you can see in the chart, on November 30, 2004, the spread was about 360 basis points (100 basis points equal 1.00%), about one-third of the peak spread on October 30, 2002. If the economy stays on its current healthy path, we could see spreads remain at current levels, but if economic growth falters, the high-yield market would face the additional risk of rising bond defaults, which are currently at historically low levels.

[GRAPHIC OMITTED]

HIGH YIELD'S DWINDLING YIELD PREMIUM
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Spread to Treasuries

11/30/01              877bp

                      868

                      834

                      854

                      744

                      739

                      736

                      823

                      954

                      968

                    1,064

                    1,080

11/02                 929

                      947

                      887

                      884

                      825

                      727

                      742

                      676

                      625

                      593

                      599

                      536

11/03                 509

                      486

                      469

                      494

                      495

                      440

                      474

                      456

                      448

                      456

                      430

                      408

11/30/04              357

Source: CS First Boston
Note: 100 basis points (bp) equal one percentage point.

We believe there is a very real possibility that the Fed will raise the fed funds rate at each of its FOMC meetings in 2005, and that would put the fed funds rate at about 4.25% by the end of next year. (The Federal Reserve raised the fed funds target rate an additional quarter point to 2.25% on December 14, after the close of our reporting period.) Rising interest rates have, historically, had a negative effect on fixed-income markets. We believe the next 12 to 18 months could be challenging for fixed-income managers and investors. Therefore, we intend to maintain a defensive posture for the foreseeable future.

PERFORMANCE REVIEW

During the six and 12 months ended November 30, 2004, your fund outperformed the Lipper High Current Yield Funds Average but modestly trailed the CS First Boston High Yield Index. Advisor Class share results were similar, but slightly lower, reflecting their additional distribution and service fees. The primary reason we underperformed the unmanaged CS First Boston index was expenses. (Market indexes do not include expenses, which are deducted from the portfolios' returns and Lipper averages.) Our relative results were also affected, but to a lesser extent, by our below-benchmark exposure to lower-rated (CCC) credits. We've become more defensive because we believe that capital preservation will be the key to superior relative results over the next year.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                                   6 Months      12 Months
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High Yield Fund                                             9.10%         12.02%

High Yield Fund - Advisor Class                             8.83          11.61

CS First Boston High Yield Index                            9.31          12.85

Lipper High Current Yield Funds Average                     8.59          10.96

Please see the fund's quarter-end returns following this letter.

PORTFOLIO AND STRATEGY REVIEW

Historically, the portfolio has generated most of its return from its income stream, but with rates on high-yield bonds falling and the prospect of higher rates on the horizon, we have placed an even greater emphasis on holding on to as many of our high-coupon bonds as is possible. In an effort to maintain the integrity of the fund's investment program, including our ability to remain selective in our credit standards, we decided to close the fund to new investors on February 20, 2004. We believe this decision will allow us to manage the portfolio responsibly, ensure adequate flexibility, preserve our ability to effectively diversify the portfolio, and allow us to maintain our active buy and sell discipline.

As depicted in the portfolio characteristics table, the portfolio's share price gains, $0.34 for the fund and $0.33 for the Advisor Class, were greater than the dividend income paid over the past six months. We are pleased to have provided shareholders with a rather stable stream of income, only one penny lower for the 6- and 12-month periods, despite the falling-yield environment. However, the fund's standardized yield to maturity dipped significantly over the past six months, reflecting the lower yields available in the market today. Nevertheless, we were unwilling to take on additional credit risk by purchasing lower-rated bonds in order to boost our income stream.

The portfolio generated strong absolute and solid relative performance over the past six months without taking additional credit risk. Since May, we upgraded the portfolio's overall credit quality by reducing our holdings in credits rated CCC and below and increasing our weighting in bonds rated BB or higher. As the quality diversification pie chart on the next page shows, we retain an emphasis on B rated credits--the 61% allocation is unchanged from six months ago. The current 23% allocation to BB and BBB and above rated bonds is up from 20% six months ago, while the below B rated holdings are down 3% to 16% of assets.

PORTFOLIO CHARACTERISTICS
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Periods Ended                                             5/31/04       11/30/04
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High Yield Fund Share Price                                $6.84          $7.18

Dividends Per Share

    For 6 Months                                            0.28           0.27

    For 12 Months                                           0.56           0.55

30-Day Dividend Yield *                                     8.25%          7.38%

30-Day Standardized Yield to Maturity                       7.76           6.50

High Yield Fund Advisor Class Share Price                   6.83           7.16

Dividends Per Share

    For 6 Months                                            0.27           0.26

    For 12 Months                                           0.54           0.53

30-Day Dividend Yield *                                     8.04%          7.15%

30-Day Standardized Yield to Maturity                       7.55           6.26

Weighted Average Maturity (years)                            7.3            7.4

Weighted Average Effective Duration (years)                  3.6            3.5

* Dividends earned for the last 30 days of the period indicated are annualized and divided by the fund's net asset value at the end of the period.

Yields will vary and are not guaranteed.

Our strategy was essentially unchanged over the past six months. We continued to emphasize credit research, broad diversification, and balanced sector allocation. However, when our analysts uncovered high-quality companies that are experiencing what we think are manageable problems, we had the conviction to add significant positions. Our purchase of AT&T is an example of our investment process in action and a classic "fallen angel" investment opportunity.
(Fallen angels are large, well-known companies that have had their investment-grade debt downgraded to "junk" status.) We snapped up about a 1% position in AT&T bonds when they were downgraded to BB status, and over the past six months they generated a double-digit total return--income plus capital appreciation--for the portfolio. HCA, another fallen angel, performed similarly over the past six months. [Please refer to our portfolio of investments for a complete listing of the fund's holdings and the amount each represents of the portfolio.]

We recently added to our sizable investment in MCI, which emerged from bankruptcy with a very clean balance sheet. Although AT&T and MCI face significant competitive challenges, both generate solid cash flow and are servicing moderate amounts of debt (low leverage). We also added a position in Rogers Communications' common stock and bonds, and the Toronto-based diversified communications and media company has performed well.

In order to fund new health care and telecom holdings, we decided to take some profits off the table in electric utilities. Typically, we will not invest more than 10% of the portfolio in any one sector, but in 2003 we saw what we believed was an exceptional opportunity in electric utilities, and we exceeded our internal limit. That decision has paid off handsomely because the average utility bond we purchased yielded 9% and over the past year has appreciated approximately 10% for about a 19% 12-month return. At their peak, electric utilities represented about 11% of assets, but that was trimmed to 8% at the end of May and to 6% at the end of the current reporting period.

[GRAPHIC OMITTED]

QUALITY DIVERSIFICATION
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BBB Rated and Above                         6%

BB Rated                                   17%

B Rated                                    61%

CCC and Below (including Not Rated)        16%

Based on net assets as of 11/30/04.

Source: Standard & Poor's; If Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

Another sector that has provided high current income and solid 6- and 12-month total returns is printing and publishing (our largest current sector allocation, totaling 8% of the portfolio). We are fortunate to have been able to hold onto several printing bonds that continue to generate double-digit coupons. The portfolio's second-largest sector, energy (7%), has produced about a 1% total return per month for the past 12 months, which is in line with the portfolio's one-year return. In addition to benefiting from oil prices that exceeded $50 per barrel--akin to a license to print money for these companies--the energy sector continued to benefit from consolidation and merger and acquisition activity.

The equity portion of the portfolio, typically between 2% and 4% of assets, performed extremely well over the past six and 12 months. At the end of the reporting period, common stocks plus warrants, convertible, and preferred securities totaled 3.3% of the portfolio. We have maintained substantially the same allocation to common stocks throughout the past six months but took profits on some of our other equity-linked securities, significantly reducing our exposure. Despite its small allocation, the equity portion of the portfolio generated solid gains averaging nearly 19% since the end of May.

Our equity positions are often in high-yield issuers that we have researched and own, or would like to own. One of our best gainers in the equity portion of the portfolio is XM Satellite Radio. We received warrants in a bond restructuring deal when the stock was trading at $3, and the stock is now $36.

Only two of the portfolio's 35 sectors/industries posted a loss for the past six months. The largest detractor was a 3.5% loss in satellite broadcasters, a subset of the telecommunications sector that lost 3%. We experienced a bankruptcy in Pegasus Communications, when this issuer suffered contractual problems with its content provider. Technology holdings were also weak relative performers, although the group posted positive results for the past six months.

OUTLOOK

Six months ago, we believed that the overriding issue for fixed-income investors was the specter of higher interest rates. That is still our overriding concern today. The high-yield market has enjoyed a spectacular runup, but unlike stocks, bond prices cannot go up forever because the vast majority of high-yield bonds are callable instruments. In other words, many companies have the flexibility to retire their bonds at some point prior to maturity. The call features built into high-yield securities effectively cap out the appreciation potential of the bonds, and we believe we may have already reached, or are near, that limit. We believe the days of high-yield bond appreciation are over for now, and next year's return will come almost exclusively from coupon clipping.

If high-yield investors become complacent and take on too much risk to earn yield, they are setting themselves up for a fall when the market stumbles. Our goal over the next six months is to use our disciplined, conservative investment approach to preserve the gains we've enjoyed over the last two years. We think 2005 will be a challenging year for high-yield investing, and we don't want to give back our gains by taking unnecessary risks. We appreciate your continued confidence in this endeavor.

Respectfully submitted,

Mark J. Vaselkiv
Chairman of the fund's Investment Advisory Committee

December 17, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

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RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

GLOSSARY

Average maturity: The weighted average of the stated maturity dates of the portfolio's securities. In general, the longer the average maturity, the greater the fund's sensitivity to interest rate changes. A shorter average maturity usually means less interest rate sensitivity and therefore a less volatile portfolio.

Coupon clipping: Colloquial for the interest payment(s) on a debt security, generally expressed as a percentage of the face value of the bond. Once universal, coupon bonds (a form of bearer bond with detachable vouchers for scheduled interest payments) have largely been replaced by registered bonds, most of which pay interest through electronic transfers.

CS First Boston High Yield Index: Tracks the performance of domestic noninvestment-grade corporate bonds.

Duration: A measure of a bond or bond fund's sensitivity to changes in interest rates. For example, a fund with a four-year duration would fall about 4% in response to a one-percentage-point rise in interest rates, and vice versa.

Federal funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lipper averages: Consist of all mutual funds in a particular category as tracked by Lipper Inc.

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T. Rowe Price High Yield Fund
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PORTFOLIO HIGHLIGHTS
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SECTOR DIVERSIFICATION
                                                 Percent of           Percent of
                                                 Net Assets           Net Assets
                                                    5/31/04             11/30/04
--------------------------------------------------------------------------------

Printing and Publishing                                  6%                   8%

Energy                                                   7                    7

Electric Utilities                                       8                    6

Wireless Communications                                  5                    5

Specialty Chemicals                                      5                    5

Telecommunications                                       4                    5

Healthcare Services                                      4                    5

Gaming                                                   4                    5

Container                                                4                    4

Services                                                 4                    4

Automobiles and Related                                  4                    4

Metals and Mining                                        5                    4

Electronic Components                                    4                    4

Paper and Paper Products                                 4                    4

Cable Operators                                          3                    3

Miscellaneous Consumer Products                          4                    3

Building Products                                        3                    3

Manufacturing                                            3                    3

Entertainment and Leisure                                2                    2

Aerospace and Defense                                    2                    2

All Other                                               11                    9

Assets Less Liabilities                                  4                    5
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Total                                                  100%                 100%

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T. Rowe Price High Yield Fund
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PORTFOLIO HIGHLIGHTS
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TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        11/30/04
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Nextel Communications                                                       1.8%

Qwest                                                                       1.6

AES                                                                         1.5

Williams Companies                                                          1.4

Dex Media                                                                   1.2

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Cablevision Systems                                                         1.2

Georgia-Pacific                                                             1.1

Quebecor Media                                                              1.0

Owens-Illinois                                                              0.9

MDP Acquisitions                                                            0.9

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MCI                                                                         0.9

CanWest Media                                                               0.9

Crown Holdings                                                              0.9

AT&T                                                                        0.9

Venetian Casino Resort                                                      0.8

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Rogers Wireless                                                             0.8

Charter Communications                                                      0.7

R.H. Donnelley Finance                                                      0.7

Wynn Las Vegas                                                              0.7

GenCorp                                                                     0.7

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Amerigas Partners                                                           0.7

Jostens                                                                     0.7

Allied Waste                                                                0.7

Associated Materials                                                        0.7

NRG Energy                                                                  0.7

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Total                                                                      24.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. Rowe Price High Yield Fund
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GROWTH OF $10,000
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

HIGH YIELD FUND
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As of 11/30/04

CS First Boston High Yield Index  $22,768

Lipper High Current Yield Funds Average $18,469

High Yield Fund $22,851

                CS First Boston        Lipper High Current
                High Yield Index       Yield Funds Average      High Yield Fund

11/94             $ 10,000                  $ 10,000                $ 10,000

11/95               11,714                    11,552                  11,468

11/96               13,081                    13,067                  12,816

11/97               14,885                    14,763                  14,637

11/98               15,143                    14,929                  15,554

11/99               15,417                    15,341                  15,945

11/00               14,499                    13,716                  15,341

11/01               15,639                    13,978                  16,595

11/02               15,940                    13,441                  16,983

11/03               20,175                    16,609                  20,400

11/04               22,768                    18,469                  22,851

Note: Performance for Advisor Class shares will vary from fund shares due to the differing fee structure.

See returns table below.


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how each class and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown were earned at a constant rate.

                                                                           Since
                                                                       Inception
Periods Ended 11/30/04                  1 Year    5 Years    10 Years    3/31/00
--------------------------------------------------------------------------------

High Yield Fund                         12.02%      7.46%       8.62%         -

High Yield Fund - Advisor Class         11.61          -           -       7.63%

CS First Boston High Yield Index        12.85       8.11        8.58       5.34

Lipper High Current
Yield Funds Average                     10.96       4.86        6.21       8.73

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price High Yield Fund
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FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class ("investor class") charges no distribution and service (12b-1) fee. Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and expenses based on the fund's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   6/1/04         11/30/04    6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Investor Class

Actual                         $    1,000     $   1,091.00              $   3.98

Hypothetical (assumes 5%
return before expenses)             1,000         1,021.26                  3.85

Advisor Class

Actual                              1,000         1,088.30                  5.24

Hypothetical (assumes 5%
return before expenses)             1,000         1,020.05                  5.06

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the Investor Class was 0.76%; the Advisor Class was 1.00%.

T. Rowe Price High Yield Fund
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QUARTER-END RETURNS
--------------------------------------------------------------------------------

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

High Yield Fund                             10.33%          7.42%          8.69%

High Yield Fund - Advisor Class             10.24           7.23           8.60

CS First Boston High Yield Index            11.95           8.17           8.62

Lipper High Current Yield Funds Average      9.89           4.94           6.45

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how each class share would have performed if its actual (or cumulative) returns for the periods shown were earned at a constant rate. The T. Rowe Price High Yield Fund-Advisor Class began operations on March 31, 2000, and shares the portfolio of the existing retail fund (the original share class of the fund is referred to as the "investor class"). The average annual total return figures for the Advisor Class have been calculated using the performance data of the investor class up to the inception date of the class and the actual performance results of the class since that date. The performance results of the investor class have not been adjusted to reflect the 12b-1 fee associated with the Advisor Class (0.25%). Had this fee been included, the performance of the Advisor Class would have been lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                          6 Months     Year
                             Ended    Ended
                          11/30/04  5/31/04  5/31/03  5/31/02  5/31/01  5/31/00
NET ASSET VALUE

Beginning of period         $ 6.84   $ 6.69   $ 6.62   $ 7.04   $ 7.50   $ 8.32

Investment activities

  Net investment income
  (loss)                      0.26     0.56     0.58     0.63     0.74     0.76

  Net realized and
  unrealized gain (loss)      0.35     0.15     0.06     (0.41)  (0.46)   (0.81)

  Total from
  investment activities       0.61     0.71     0.64     0.22     0.28    (0.05)

Distributions

  Net investment income      (0.27)   (0.56)   (0.57)   (0.64)   (0.74)   (0.77)

NET ASSET VALUE

End of period               $ 7.18   $ 6.84   $ 6.69   $ 6.62   $ 7.04   $ 7.50
                            ----------------------------------------------------

Ratios/Supplemental Data

Total return^                9.10%    10.85%   10.53%    3.48%    3.96%  (0.63)%

Ratio of total expenses to
average net assets           0.76%+    0.78%    0.81%    0.83%    0.82%    0.83%

Ratio of net investment
income (loss) to average
net assets                   7.33%+    8.07%    9.09%    9.56%   10.16%    9.60%

Portfolio turnover rate      61.2%+    74.0%    59.9%    71.3%    80.1%    75.9%

Net assets, end of period
(in millions)               $3,474   $3,159   $2,568   $1,811   $1,538   $1,524


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                          6 Months     Year                             3/31/00
                             Ended    Ended                             Through
                          11/30/04  5/31/04  5/31/03  5/31/02  5/31/01  5/31/00
NET ASSET VALUE

Beginning of period        $  6.83   $  6.68 $  6.61  $  7.04   $ 7.50   $ 7.70

Investment activities

  Net investment income
  (loss)                      0.25      0.54    0.56     0.63     0.73     0.12

  Net realized and
  unrealized gain (loss)      0.34      0.15    0.07    (0.43)   (0.46)   (0.19)

  Total from
  investment activities       0.59      0.69    0.63     0.20     0.27    (0.07)

Distributions

  Net investment income      (0.26)   (0.54)   (0.56)   (0.63)   (0.73)   (0.13)

NET ASSET VALUE

End of period              $  7.16   $ 6.83  $  6.68  $  6.61   $ 7.04   $ 7.50
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                8.83%    10.60%   10.32%    3.14%    3.86% (0.90)%

Ratio of total expenses to
average net assets           1.00%+    1.02%    1.01%    0.99%    0.93%   0.68%+

Ratio of net investment
income (loss) to average
net assets                   7.09%+    7.82%    8.83%    9.46%    9.78%  10.01%+

Portfolio turnover rate      61.2%+    74.0%    59.9%    71.3%    80.1%   75.9%

Net assets, end of period
(in thousands)             $771,245 $704,710 $496,630 $233,802  $3,061   $   10


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

PORTFOLIO OF INVESTMENTS (1)                       $ Par/Shares            Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   91.8%

Aerospace & Defense   2.1%

Aviall, 7.625%, 7/1/11                                    9,975           10,748

BE Aerospace

    8.00%, 3/1/08                                         6,625            6,625

    8.50%, 10/1/10                                        3,075            3,375

    8.875%, 5/1/11                                       10,885           11,375

GenCorp, 9.50%, 8/15/13                                  27,100           30,217

Northwest Airlines, 9.875%, 3/15/07                       2,725            2,371

Sequa, 9.00%, 8/1/09                                      1,325            1,484

TD Funding, 8.375%, 7/15/11                               6,750            7,273

Vought Aircraft, 8.00%, 7/15/11                          15,460           15,073

                                                                          88,541

Automobiles and Related   3.9%

Accuride

  VR, 5.313%, 1/21/07++                                   2,969            3,036

  VR, 6.688%, 6/13/07++                                  13,930           14,209

Adesa, 7.625%, 6/15/12                                    4,425            4,646

Advanced Accessory Holdings, STEP, 0.00%, 12/15/11        4,510            1,984

Advanced Accessory Systems, 10.75%, 6/15/11               2,275            2,138

Asbury Automotive Group

    8.00%, 3/15/14                                        6,825            6,757

    9.00%, 6/15/12                                          725              768

Autocam, 10.875%, 6/15/14                                 8,050            8,030

Cummins, STEP, 9.50%, 12/1/10                             1,200            1,371

Dana, 9.00%, 8/15/11                                      8,945           10,823

Dura Operating, 9.00%, 5/1/09                             4,165            4,040

Eaglepicher, 9.75%, 9/1/13                               10,150           10,404

General Motors Acceptance Corp., 6.75%, 12/1/14          20,600           20,241

Goodyear Tire & Rubber, VR, 6.059%, 3/31/06++             5,750            5,829

HLI Operating, 10.50%, 6/15/10                            7,343            7,784

J.B. Poindexter, 144A, 8.75%, 3/15/14                     6,515            6,906

MSX International, 11.375%, 1/15/08                       1,925            1,482

Navistar International, 7.50%, 6/15/11                    6,300            6,804

Tenneco Automotive, 144A, 8.625%, 11/15/14               14,025           14,726

TRW Automotive

    9.375%, 2/15/13                                      14,075           16,257

    10.125%, 2/15/13 (EUR)                                  667            1,021

    11.00%, 2/15/13                                       9,192           11,076

Visteon, 7.00%, 3/10/14                                   4,300            4,021

                                                                         164,353

Beverages   0.4%

Le Natures, 144A, STEP, 10.00%, 6/15/13                  13,580           15,074

                                                                          15,074

Broadcasting   0.9%

Fisher Communications, 144A, 8.625%, 9/15/14              2,575            2,781

Gray Communications Systems, 9.25%, 12/15/11              9,775           10,997

Sinclair Broadcast Group

    8.00%, 3/15/12                                        9,325            9,768

    8.75%, 12/15/11                                         800              860

Spanish Broadcasting Systems, 9.625%, 11/1/09             6,295            6,610

XM Satellite Radio, 12.00%, 6/15/10                       7,633            9,045

Young Broadcasting, 8.50%, 12/15/08                         150              160

                                                                          40,221

Building and Real Estate   1.1%

LNR Property, 7.25%, 10/15/13                            10,700           11,743

Shaw Group, 10.75%, 3/15/10                               7,775            8,358

WCI Communities

    7.875%, 10/1/13                                       5,800            6,119

    9.125%, 5/1/12                                        4,625            5,134

    10.625%, 2/15/11                                      5,050            5,644

William Lyon Homes, 7.50%, 2/15/14                        4,500            4,320

Williams Scotsman

    9.875%, 6/1/07                                        2,950            2,928

    10.00%, 8/15/08                                       2,750            3,066

                                                                          47,312

Building Products   3.0%

Associated Materials

    9.75%, 4/15/12                                       17,295           19,803

  STEP, 0.00%, 3/1/14                                    12,375            9,281

Building Materials, 144A, 7.75%, 8/1/14                   8,450            8,619

Collins & Aikman, 9.75%, 2/15/10                         11,575           12,443

Interface

    9.50%, 2/1/14                                           300              324

    10.375%, 2/1/10                                      13,410           15,288

Maax, 144A, 9.75%, 6/15/12                                9,250           10,083

Mobile Mini, 9.50%, 7/1/13                                5,905            6,850

Norcraft Companies, 9.00%, 11/1/11                        9,380           10,177

Norcraft Holdings Capital, STEP, 0.00%, 9/1/12            4,250            3,166

RMCC Acquisition, 144A, 9.50%, 11/1/12                    7,925            7,945

Texas Industries, 10.25%, 6/15/11                         8,115            9,312

U.S. Concrete, 8.375%, 4/1/14                             6,150            6,565

WII Components, 10.00%, 2/15/12                           7,335            7,188

                                                                         127,044

Cable Operators   3.1%

Cablevision Systems, 144A, 8.00%, 4/15/12                 9,600           10,224

Charter Communications Holdings, 8.75%, 11/15/13         18,200           18,746

Charter Communications Operating

  144A, 8.00%, 4/30/12                                   10,530           10,925

  144A, 8.375%, 4/30/14                                   1,600            1,660

CSC Holdings

    7.625%, 4/1/11                                       18,090           19,402

  144A, 6.75%, 4/15/12                                   21,050           21,576

Frontiervision Opera

  VR, 6.15%, 3/31/06++                                    3,380            3,384

  VR, 6.275%, 3/31/06++                                   4,420            4,426

Insight Midwest / Insight Capital

    9.75%, 10/1/09                                        4,915            5,179

    10.50%, 11/1/10                                       4,610            5,071

Mediacom Broadband, 11.00%, 7/15/13                       7,190            7,657

Olympus Communications, VR, 6.25%, 6/30/10++              8,500            8,415

Rogers Cable, 144A, 6.75%, 3/15/15                        3,875            3,924

Videotron

    6.875%, 1/15/14                                       1,775            1,837

  144A, 6.875%, 1/15/14                                   8,000            8,280

                                                                         130,706

Container   4.1%

AEP Industries, 9.875%, 11/15/07                          5,505            5,601

Ball, 6.875%, 12/15/12                                    5,655            6,107

Bway, STEP, 10.00%, 10/15/10                              9,130            9,701

Constar International, 11.00%, 12/1/12                    6,040            6,221

Crown Holdings

    9.50%, 3/1/11                                        16,725           18,857

    10.875%, 3/1/13                                      15,310           18,028

Graham Packaging

  144A, 8.50%, 10/15/12                                   5,175            5,408

  144A, 9.875%, 10/15/14                                 14,150           14,858

Greif Brothers, 8.875%, 8/1/12                            4,850            5,384

Owens Brockway Glass Container

    7.75%, 5/15/11                                        4,300            4,633

    8.25%, 5/15/13                                        5,300            5,790

    8.75%, 11/15/12                                       9,225           10,286

    8.875%, 2/15/09                                      14,900           16,204

Owens-Illinois, 7.35%, 5/15/08                            2,825            2,945

Plastipak, 10.75%, 9/1/11                                18,425           20,636

Pliant, STEP, 0.00%, 6/15/09                              4,525            4,140

Solo Cup, 8.50%, 2/15/14                                  8,450            8,788

Tekni Plex, 144A, 8.75%, 11/15/13                         8,600            8,557

                                                                         172,144

Electric Utilities   4.9%

AES

    7.75%, 3/1/14                                         4,425            4,801

    8.875%, 2/15/11                                      21,050           24,102

    9.375%, 9/15/10                                      14,250           16,566

  144A, 9.00%, 5/15/15                                   17,000           19,550

Allegheny Energy Supply

    7.80%, 3/15/11                                       10,700           11,797

  144A, STEP, 8.25%, 4/15/12                              1,675            1,905

CMS Energy

    8.50%, 4/15/11                                        1,850            2,118

    9.875%, 10/15/07                                     13,921           15,696

Dynegy-Roseton Danskamme, Series A, 7.27%, 11/8/10        8,275            8,399

Edison Mission Energy, VR, 7.00%, 1/2/16++                1,500            1,500

International Power, 11.00%, 10/22/05                    17,500           17,500

Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)         7,500            8,503

NRG Energy, 144A, 8.00%, 12/15/13                        19,740           21,763

Orion Power, 12.00%, 5/1/10                              14,582           18,519

PSEG Energy

    8.50%, 6/15/11                                        3,850            4,437

    10.00%, 10/1/09                                       2,825            3,380

Sierra Pacific Resources, 8.625%, 3/15/14                18,650           21,308

TNP Enterprises, 10.25%, 4/1/10                           6,945            7,431

                                                                         209,275

Electronic Components   3.6%

AMI Semiconductor, 10.75%, 2/1/13                         3,283            3,849

Amkor Technology, 9.25%, 2/15/08                          9,300            9,137

Fairchild Semiconductor, 10.50%, 2/1/09                   8,610            9,148

Flextronics International, 9.75%, 7/1/10 (EUR)            4,500            6,473

Freescale Semiconductor

    6.875%, 7/15/11                                       7,800            8,385

    7.125%, 7/15/14                                      11,350           12,144

Lucent Technologies

    5.50%, 11/15/08                                       6,450            6,660

    6.45%, 3/15/29                                        2,500            2,144

New Asat Finance, 144A, 9.25%, 2/1/11                     4,675            4,208

Nortel Networks, 6.125%, 2/15/06                          8,175            8,287

On Semiconductor

    12.00%, 3/15/10                                       2,909            3,418

  STEP, 13.00%, 5/15/08                                   6,370            7,294

Sanmina-SCI, 10.375%, 1/15/10                             8,775           10,135

Semiconductor Note Partnership, 144A,
Zero Coupon, 8/4/11                                       5,585            7,987

Solectron, 9.625%, 2/15/09                               11,425           12,596

Stats Chippac, 144A, 6.75%, 11/15/11                      4,225            4,162

Stratus Technologies, 10.375%, 12/1/08                   13,565           12,141

Telex Communications, 11.50%, 10/15/08                    9,500           10,403

UGS, 144A, 10.00%, 6/1/12                                11,745           13,389

                                                                         151,960

Energy   6.6%

Amerigas Partners

    8.875%, 5/20/11                                      23,365           25,468

    10.00%, 4/15/06                                       3,500            3,780

ANR Pipeline, 8.875%, 3/15/10                             3,325            3,745

BRL Universal Equipment, 8.875%, 2/15/08                  6,745            7,099

CHC Helicopter, 7.375%, 5/1/14                            6,745            7,133

Chesapeake Energy

    7.00%, 8/15/14                                        5,675            6,101

    8.125%, 4/1/11                                          350              380

    9.00%, 8/15/12                                        7,725            8,845

Denbury Resources, 7.50%, 4/1/13                          8,645            9,293

Dresser, 9.375%, 4/15/11                                  9,040            9,944

Dresser-Rand Group, 144A, 7.375%, 11/1/14                 3,950            4,039

Encore Acquisition, 8.375%, 6/15/12                       4,010            4,471

Ferrellgas Partners, 8.75%, 6/15/12                      17,645           19,233

Forest Oil, 8.00%, 12/15/11                               4,725            5,363

Geophysique, 10.625%, 11/15/07                            9,742           10,302

Hanover Compressor

    Zero Coupon, 3/31/07                                  1,450            1,262

    9.00%, 6/1/14                                         4,625            5,157

Hanover Equipment Test, Series A, 8.50%, 9/1/08           2,850            3,057

Hilcorp Energy, 144A, 10.50%, 9/1/10                     15,660           17,852

Hornbeck Offshore, 144A, 6.125%, 12/1/14                  2,400            2,400

Magnum Hunter Resources, 9.60%, 3/15/12                   3,355            3,825

Markwest Energy Partners, 144A, 6.875%, 11/1/14           2,600            2,646

North American Energy Partners, 8.75%, 12/1/11            3,425            3,425

Petroleum Geo-Services, 10.00%, 11/5/10                  12,198           13,783

Petroleum Helicopters, 9.375%, 5/1/09                     7,150            7,722

Plains E & P Company, 8.75%, 7/1/12                       3,250            3,664

Pride International, 144A, 7.375%, 7/15/14                7,300            8,103

Range Resources, 7.375%, 7/15/13                            400              428

Southern Natural Gas, 8.875%, 3/15/10                     7,250            8,138

Stone Energy, 8.25%, 12/15/11                               675              732

Swift Energy, 7.625%, 7/15/11                             4,675            5,072

Universal Compression, 7.25%, 5/15/10                     8,550            9,148

Williams Companies

    7.50%, 1/15/31                                        5,825            6,029

    7.625%, 7/15/19                                       2,165            2,409

    7.75%, 6/15/31                                        3,950            4,138

  STEP, 8.125%, 3/15/12                                  30,340           35,346

  STEP, 8.75%, 3/15/32                                    9,550           11,030

                                                                         280,562

Entertainment and Leisure   2.3%

AMF Bowling Worldwide, 10.00%, 3/1/10                     9,250            9,897

Cinemark, STEP, 0.00%, 3/15/14                           14,550           10,767

Cinemark USA, 9.00%, 2/1/13                                 700              805

LCE Acquisition, 144A, 9.00%, 8/1/14                     10,025           10,777

Marquee, 144A, 8.625%, 8/15/12                            3,900            4,309

Marquee Holdings, 144A, STEP, 0.00%, 8/15/14              3,325            2,145

Six Flags

    8.875%, 2/1/10                                        6,935            6,970

    9.75%, 4/15/13                                        3,600            3,582

Universal City Development Partners, 11.75%, 4/1/10      23,550           27,436

Warner Music Group, 144A, 7.375%, 4/15/14                21,200           21,677

                                                                          98,365

Finance and Credit   1.0%

B F Saul Real Estate, 7.50%, 3/1/14                       7,575            7,764

Dollar Financial Group, 9.75%, 11/15/11                   8,385            9,056

FBOP Capital Trust II, 144A, 10.00%, 1/15/09              4,200            4,712

Refco Finance, 144A, 9.00%, 8/1/12                       19,325           21,141

                                                                          42,673

Food/Tobacco   1.5%

Agrilink Foods, 11.875%, 11/1/08                          2,700            2,835

B & G Foods, 8.00%, 10/1/11                              10,575           11,157

Dole Foods

    8.625%, 5/1/09                                        5,575            6,146

    8.875%, 3/15/11                                       6,925            7,617

Pierre Foods, 144A, 9.875%, 7/15/12                       4,775            4,966

Pinnacle Foods, 144A, 8.25%, 12/1/13                     21,970           19,883

Reddy Ice, 144A, STEP, 0.00%, 11/1/12                     5,375            3,736

Wornick, 144A, 10.875%, 7/15/11                           8,075            8,842

                                                                          65,182

Gaming   4.7%

American Casino & Entertainment, 144A, 7.85%, 2/1/12      6,490            6,944

Ameristar Casinos, 10.75%, 2/15/09                       10,825           12,165

Argosy Gaming

    7.00%, 1/15/14                                        5,700            6,356

    9.00%, 9/1/11                                         2,260            2,554

Boyd Gaming, 6.75%, 4/15/14                               9,975           10,524

Global Cash Access, 8.75%, 3/15/12                       12,125           13,095

Herbst Gaming, 144A, 7.00%, 11/15/14                      4,050            4,070

Isle of Capri Casinos, 7.00%, 3/1/14                     12,925           13,571

MGM Mirage

    6.75%, 2/1/08                                         4,350            4,578

    144A, 6.75%, 9/1/12                                  15,550           16,386

Penn National Gaming, Series B, 11.125%, 3/1/08          14,215           15,210

Pinnacle Entertainment, Series B, 9.25%, 2/15/07          4,450            4,561

Premier Entertainment Biloxi, 10.75%, 2/1/12              2,925            3,159

Resorts International Hotel, 11.50%, 3/15/09                775              914

Station Casinos

    6.00%, 4/1/12                                         5,900            6,077

    6.50%, 2/1/14                                         1,625            1,694

    6.875%, 3/1/16                                        5,125            5,381

Turning Stone Casino Resort, 144A, 9.125%, 12/15/10       4,000            4,370

Venetian Casino Resort, 11.00%, 6/15/10                  30,878           35,278

Wynn Las Vegas

    12.00%, 11/1/10                                       8,479           10,684

  144A, 6.625%, 12/1/14                                  20,150           19,848

                                                                         197,419

Healthcare Services   4.8%

Alliance Imaging, 10.375%, 4/15/11                        7,610            8,447

AmeriPath, 10.50%, 4/1/13                                12,350           12,721

AmerisourceBergen, 8.125%, 9/1/08                        10,430           11,499

Biovail, 7.875%, 4/1/10                                   8,365            8,532

Concentra Operating

    9.50%, 8/15/10                                        3,600            4,086

  144A, 9.125%, 6/1/12                                    7,725            8,768

Elan Finance, 144A, 7.75%, 11/15/11                       7,175            7,641

Fisher Scientific International, 8.125%, 5/1/12           2,586            2,864

Fresenius Medical Capital Trust II, 7.875%, 2/1/08        8,975            9,693

Fresenius Medical Capital Trust IV, 7.875%, 6/15/11       1,370            1,510

Genesis Healthcare, 8.00%, 10/15/13                      10,640           11,438

HCA, 6.375%, 1/15/15                                      7,425            7,349

Insight Health Services, Series B, 9.875%, 11/1/11        4,735            4,806

Inverness Medical Innovations, 144A, 8.75%, 2/15/12       2,800            2,912

Medquest, Series B, 11.875%, 8/15/12                      2,650            3,101

MQ Associates, STEP, 0.00%, 8/15/12                       7,925            5,548

Omnicare, 8.125%, 3/15/11                                 5,370            5,746

Quintiles Transnational, 10.00%, 10/1/13                 11,600           12,934

Tenet Healthcare

    6.50%, 6/1/12                                         5,040            4,662

    7.375%, 2/1/13                                        3,750            3,656

  144A, 9.875%, 7/1/14                                    2,025            2,172

Triad Hospitals, 7.00%, 11/15/13                         12,510           12,729

U.S. Oncology

  144A, 9.00%, 8/15/12                                    6,000            6,690

  144A, 10.75%, 8/15/14                                   3,650            4,161

Vanguard Health I, 144A, STEP, 0.00%, 10/1/15             7,000            4,375

Vanguard Health II, 144A, 9.00%, 10/1/14                  6,250            6,625

Vicar Operating, 9.875%, 12/1/09                         14,047           15,452

VWR International

  144A, 6.875%, 4/15/12                                   2,050            2,132

  144A, 8.00%, 4/15/14                                    9,800           10,388

                                                                         202,637

Lodging   1.0%

Courtyard by Marriott, 10.75%, 2/1/08                     2,085            2,090

HMH Properties, Series B, 7.875%, 8/1/08                    680              700

Host Marriot

  Series D, 8.375%, 2/15/06                               2,500            2,616

  Series I, 9.50%, 1/15/07                                2,750            3,011

John Q. Hammons Hotels, Series B, 8.875%, 5/15/12        15,140           17,260

La Quinta Properties

    8.875%, 3/15/11                                      13,525           15,216

  144A, 7.00%, 8/15/12                                    3,350            3,601

                                                                          44,494

Manufacturing   2.9%

Aearo, 8.25%, 4/15/12                                     6,025            6,251

Case New Holland, 144A, 9.25%, 8/1/11                    10,100           11,363

Coleman Cable, 144A, 9.875%, 10/1/12                      2,325            2,447

General Cable, 9.50%, 11/15/10                            5,325            6,004

Invensys, 144A, 9.875%, 3/15/11                           7,825            8,392

JLG Industries, 8.375%, 6/15/12                          13,570           14,316

Manitowoc, 7.125%, 11/1/13                                3,125            3,391

National Waterworks, Series B, 10.50%, 12/1/12           17,765           19,963

Rexnord, 10.125%, 12/15/12                               18,099           20,452

Superior Essex, 9.00%, 4/15/12                           11,675           12,171

Trimas, 9.875%, 6/15/12                                  12,605           13,172

Valmont Industries, 144A, 6.875%, 5/1/14                  5,200            5,382

                                                                         123,304

Metals and Mining   3.6%

Algoma Steel, 11.00%, 12/31/09                            5,337            5,978

Allegheny Technologies, 8.375%, 12/15/11                  8,600            9,374

Alpha Natural Resources, 144A, 10.00%, 6/1/12            10,425           11,793

Arch Western Finance, STEP, 6.75%, 7/1/13                 2,875            3,033

Century Aluminum, 144A, 7.50%, 8/15/14                    5,225            5,591

Corus Group, 144A, 7.50%, 10/1/11 (EUR)                   3,850            5,628

Douglas Dynamics, VR, 4.918%, 3/30/10++                     982              991

Earle M. Jorgensen, 9.75%, 6/1/12                        24,745           27,838

Euramax International, 8.50%, 8/15/11                     5,850            6,201

Foundation PA Coal, 144A, 7.25%, 8/1/14                   7,875            8,426

Gerdau Ameristeel, 10.375%, 7/15/11                      14,085           16,480

Imco Recycling Escrow, 144A, 9.00%, 11/15/14              2,950            3,053

IPSCO, 8.75%, 6/1/13                                      2,175            2,490

Ispat Inland, 9.75%, 4/1/14                               8,225            9,952

Joy Global, 8.75%, 3/15/12                                8,290            9,368

Luscar Coal, 9.75%, 10/15/11                             10,025           11,378

Neenah Foundry, 144A, 11.00%, 9/30/10                     4,925            5,442

USX-U.S. Steel Group, 9.75%, 5/15/10                      8,012            9,214

                                                                         152,230

Miscellaneous Consumer Products   3.0%

AAC Group, 144A, STEP, 0.00%, 10/1/12                     4,725            3,142

American Achievement, 8.25%, 4/1/12                      11,825           12,535

Ames True Temper, 10.00%, 7/15/12                         7,250            7,594

Armkel Finance, 9.50%, 8/15/09                            3,555            3,866

Chattem, 7.00%, 3/1/14                                    6,225            6,396

Couche Tard U.S. / Finance, 7.50%, 12/15/13                 875              949

Equinox Holdings, 9.00%, 12/15/09                         5,230            5,518

FTD, 7.75%, 2/15/14                                       5,375            5,536

Jostens Holdings, STEP, 0.00%, 12/1/13                   24,525           17,413

Jostens IH, 144A, 7.625%, 10/1/12                        11,200           11,760

K2, 144A, 7.375%, 7/1/14                                  8,875            9,740

Pantry, 7.75%, 2/15/14                                    9,450           10,064

Rayovac, 8.50%, 10/1/13                                   3,850            4,254

Riddell Bell, 144A, 8.375%, 10/1/12                       1,725            1,794

Sealy Mattress, 8.25%, 6/15/14                            8,275            8,772

Simmons, 7.875%, 1/15/14                                  5,775            6,049

Sola International, 6.875%, 3/15/08                       7,508            7,549

Town Sports International, STEP, 0.00%, 2/1/14            2,650            1,478

Town Sports International Holdings, 9.625%, 4/15/11       3,830            4,108

                                                                         128,517

Paper and Paper Products   3.6%

Boise Cascade, 144A, 7.125%, 10/15/14                    11,125           11,681

Georgia-Pacific

    8.875%, 2/1/10                                        4,300            5,020

    9.375%, 2/1/13                                       35,525           41,342

Graphic Packaging International

    8.50%, 8/15/11                                        5,800            6,467

    9.50%, 8/15/13                                        2,700            3,105

Jefferson Smurfit, 7.50%, 6/1/13                          1,375            1,475

JSG Funding, 10.125%, 10/1/12 (EUR)                       5,700            8,634

Longview Fibre, 10.00%, 1/15/09                          16,045           17,569

MDP Acquisitions

    9.625%, 10/1/12                                      16,445           18,583

  PIK, 15.50%, 10/1/13                                    9,633           11,223

Stone Container

    8.375%, 7/1/12                                        5,700            6,242

    9.75%, 2/1/11                                         3,425            3,785

Stone Container Finance of Canada, 7.375%, 7/15/14        7,725            8,285

Western Forest Products, PIK, 144A, 15.00%, 7/28/09       8,850            9,956

                                                                         153,367

Printing and Publishing   7.6%

Advanstar, STEP, 0.00%, 10/15/11                          7,425            6,274

Advanstar Communications

    10.75%, 8/15/10                                       4,450            5,028

    12.00%, 2/15/11                                       5,175            5,641

Affinity Group, 9.00%, 2/15/12                            6,700            7,253

American Media Operations

    8.875%, 1/15/11                                       1,760            1,874

    10.25%, 5/1/09                                        3,230            3,375

CanWest Media

    10.625%, 5/15/11                                     12,571           14,080

  144A, 8.00%, 9/15/12                                   22,628           24,212

CBD Media / CBD Finance, 8.625%, 6/1/11                   5,215            5,541

Dex Media, 8.00%, 11/15/13                                9,150            9,790

Dex Media East

    9.875%, 11/15/09                                      5,965            6,726

    12.125%, 11/15/12                                    12,739           15,605

Dex Media West, Series B

    8.50%, 8/15/10                                          875              980

    9.875%, 8/15/13                                      16,849           19,461

Haights Cross Operating, 11.75%, 8/15/11                    680              775

Houghton Mifflin

    9.875%, 2/1/13                                       13,435           14,779

  STEP, 0.00%, 10/15/13                                   5,050            3,585

Liberty Group Operating, 9.375%, 2/1/08                  10,024           10,174

Liberty Group Publishing, STEP, 11.625%, 2/1/09          13,251           13,384

Lighthouse, 144A, 8.00%, 4/30/14 (EUR)                   16,725           22,507

Mail-Well I, 9.625%, 3/15/12                              9,250           10,383

Primedia

    7.625%, 4/1/08                                          280              280

    8.875%, 5/15/11                                       7,940            8,178

Quebecor Media

    11.125%, 7/15/11                                     32,249           37,006

  STEP, 0.00%, 7/15/11                                    7,500            7,387

R.H. Donnelley Finance

    8.875%, 12/15/10                                      9,590           10,741

    10.875%, 12/15/12                                    17,150           20,409

Reader's Digest, 6.50%, 3/1/11                            3,950            4,108

Vertis

    9.75%, 4/1/09                                         8,750            9,538

    10.875%, 6/15/09                                      4,055            4,420

  144A, 13.50%, 12/7/09                                  12,575           13,329

WDAC Subsidiary Corp.

  144A, 8.375%, 12/1/14                                   3,000            3,000

  144A, 8.50%, 12/1/14 (EUR)                                675              895

                                                                         320,718

Restaurants   0.5%

El Pollo Loco, 9.25%, 12/15/09                              910              960

EPL Intermediate, STEP, 0.00%, 3/15/10                    6,650            4,323

O'Charleys, 9.00%, 11/1/13                               10,975           11,579

Perkins Family Restaurant, Series B, 10.125%, 12/15/07    2,725            2,786

Vicorp Restaurants, 10.50%, 4/15/11                       2,750            2,743

                                                                          22,391

Retail   0.6%

Barneys New York, 9.00%, 4/1/08                          11,740           12,914

J Crew, 10.375%, 10/15/07                                 3,875            3,933

Nebraska Book, 8.625%, 3/15/12                            9,525            9,787

                                                                          26,634

Satellites   1.1%

DIRECTV Holdings, 8.375%, 3/15/13                         2,500            2,819

Echostar DBS, 144A, 6.625%, 10/1/14                      17,550           17,813

Inmarsat Finance

    7.625%, 6/30/12                                       3,450            3,528

  144A, STEP, 0.00%, 11/15/12                             6,225            4,311

Orbital Imaging, PIK, 13.625%, 6/30/08                      807              782

Panamsat, 144A, 9.00%, 8/15/14                           17,500           18,812

                                                                          48,065

Services   4.0%

Allied Waste

    7.875%, 4/15/13                                      16,285           16,448

    8.875%, 4/1/08                                        8,950            9,420

    9.25%, 9/1/12                                         3,025            3,237

Brand Intermediate, PIK, 144A, 13.00%, 10/15/13           8,667            9,230

Brand Services, 12.00%, 10/15/12                          9,550           10,696

Brickman Group, 11.75%, 12/15/09                          9,700           11,349

Casella Waste Systems, 9.75%, 2/1/13                     17,925           19,762

Coinmach, 9.00%, 2/1/10                                  11,265           11,885

Geo Group, 8.25%, 7/15/13                                 2,535            2,700

Great Lakes Dredge & Dock, 7.75%, 12/15/13                1,501            1,381

IESI, 10.25%, 6/15/12                                     9,710           11,555

IPC Acquisition, 11.50%, 12/15/09                        10,655           11,667

Laidlaw, 10.75%, 6/15/11                                 18,800           21,479

Synagro Technologies, 9.50%, 4/1/09                      19,980           21,578

Worldspan, 9.625%, 6/15/11                                7,140            6,837

                                                                         169,224

Specialty Chemicals   4.9%

Arco Chemical

    9.80%, 2/1/20                                         3,600            4,050

    10.25%, 11/1/10                                       4,095            4,648

BCP Caylux, 144A, 9.625%, 6/15/14                        19,000           21,375

Borden U.S. Finance / Nova Scotia, 144A,
9.00%, 7/15/14                                            7,300            8,030

Compass Minerals Group, STEP, 0.00%, 6/1/13              21,475           17,395

Crompton, 144A, 9.875%, 8/1/12                            1,950            2,184

Crystal U.S. Holdings

  144A, STEP, 0.00%, 10/1/14                                800              540

  Series B, 144A, STEP, 0.00%, 10/1/14                    7,200            4,824

Freeport McMoRan Resources, 7.00%, 2/15/08                4,850            5,141

Huntsman, 11.625%, 10/15/10                               8,750           10,412

Huntsman International

    5.69%, 3/31/10++                                      5,000            5,087

    9.875%, 3/1/09                                        7,345            8,043

IMC Global

    10.875%, 8/1/13                                       1,175            1,492

  Series B

    10.875%, 6/1/08                                       1,575            1,914

    11.25%, 6/1/11                                        1,300            1,514

Invista, 144A, 9.25%, 5/1/12                             15,150           16,816

KI Holdings, 144A, STEP, 0.00%, 11/15/14                  8,775            5,572

Koppers, 9.875%, 10/15/13                                 8,825           10,016

Lyondell Chemical

    9.50%, 12/15/08                                       4,625            5,018

  Series A, 9.625%, 5/1/07                                2,000            2,195

MacDermid, 9.125%, 7/15/11                                  840              937

Omnova Solutions, 11.25%, 6/1/10                          7,540            8,369

Resolution Performance Products, 9.50%, 4/15/10          10,160           10,973

Rhodia

    7.625%, 6/1/10                                        1,375            1,358

    8.875%, 6/1/11                                        9,215            9,008

    10.25%, 6/1/10                                       16,200           18,023

Rockwood Specialties Group

    10.625%, 5/15/11                                     11,925           13,654

  144A, 7.50%, 11/15/14                                   1,500            1,549

  144A, 7.625%, 11/15/14 (EUR)                            2,425            3,308

United Agri Products, 144A, 8.25%, 12/15/11               3,985            4,244

                                                                         207,689

Supermarkets   0.6%

Jean Coutu Group

  144A, 7.625%, 8/1/12                                    6,850            7,175

  144A, 8.50%, 8/1/14                                    19,450           19,742

                                                                          26,917

Telecommunications   4.9%

Alaska Communications Systems, 9.875%, 8/15/11            5,900            6,107

AT&T

  STEP, 9.05%, 11/15/11                                  15,375           17,507

  STEP, 9.75%, 11/15/31                                  16,700           19,297

Call-Net Enterprises, 10.625%, 12/31/08                  13,306           12,907

Eircom Funding, 8.25%, 8/15/13                           12,104           13,556

Fairpoint Communications

    11.875%, 3/1/10                                         975            1,109

    12.50%, 5/1/10                                        4,550            4,891

Globix, PIK, 11.00%, 5/1/08                               1,280            1,177

MCI

    5.908%, 5/1/07                                       10,135           10,274

    6.688%, 5/1/09                                       16,910           17,121

    7.735%, 5/1/14                                       10,725           11,020

Primus Telecomm, 8.00%, 1/15/14                           8,925            7,408

Qwest Communications International, 144A,
VR, 5.79%, 2/15/09                                       14,250           14,036

Qwest Corp.

    6.75%, 6/30/07++                                     12,750           13,292

  VR, 6.95%, 6/30/10++                                    4,250            4,340

  144A, VR, 9.125%, 3/15/12                               3,820            4,360

Qwest Services, 144A, STEP, 14.00%, 12/15/10             25,774           30,671

Time Warner Telecom

    9.75%, 7/15/08                                       18,515           18,469

    10.125%, 2/1/11                                       2,400            2,304

                                                                         209,846

Textiles and Apparel   0.0%

Dyersburg, Series B, 9.75%, 9/1/07 (8)!                  10,150                0

                                                                               0

Transportation (excluding Railroad)   0.5%

TravelCenters of America, 12.75%, 5/1/09                 17,545           19,870

                                                                          19,870

Wireless Communications   5.0%

Alamosa Delaware

    8.50%, 1/31/12                                        5,750            6,152

    11.00%, 7/31/10                                      12,000           14,010

American Tower, 144A, 7.125%, 10/15/12                    3,075            3,121

Centennial Cellular, 10.125%, 6/15/13                     5,125            5,625

Centennial Communications, 8.125%, 2/1/14                 4,425            4,513

Cricket Communications, PIK, 13.00%, 8/16/11              1,841            1,958

Crown Castle, 10.75%, 8/1/11                             11,800           12,892

Horizon PCS, 144A, 11.375%, 7/15/12                       5,650            6,187

IPCS Escrow, 144A, 11.50%, 5/1/12                         5,275            5,882

Nextel Communications

    6.875%, 10/31/13                                     33,902           36,614

    7.375%, 8/1/15                                       22,650           24,915

Nextel Partners, 8.125%, 7/1/11                           5,650            6,215

Rogers Wireless

    6.375%, 3/1/14                                        1,900            1,864

    9.625%, 5/1/11                                        8,762           10,208

  144A, 7.50%, 3/15/15                                    2,150            2,241

  144A, 8.00%, 12/15/12                                  13,575           14,152

  144A, VR, 5.525%, 12/15/10                              4,000            4,145

Rural Cellular, 8.25%, 3/15/12                            4,600            4,796

TSI Telecommunications Services, 12.75%, 2/1/09          10,025           11,353

U.S. Unwired, Series B, 10.00%, 6/15/12                   6,875            7,631

Ubiquitel Operating, 9.875%, 3/1/11                       9,026            9,906

Western Wireless, 9.25%, 7/15/13                         15,585           16,832

                                                                         211,212

Total Corporate Bonds and Notes (Cost  $3,703,363)                     3,897,946


EQUITY AND CONVERTIBLE SECURITIES   3.3%

Automobiles and Related   0.1%

TRW Automotive, Common Stock *                              120            2,544

                                                                           2,544

Broadcasting   0.2%

Granite Broadcasting, Common Stock *                        400              154

Spanish Broadcasting, Pfd. Stock, 10.75% *                    2            2,422

Time Warner, Common Stock *                                   2               41

XM Satellite Radio Holdings, Class A,
Warrants, 12/31/09 *                                          2            5,011

                                                                           7,628

Cable Operators   0.0%

Comcast, Class A, Common Stock *                              0               2

BT Acquisition, Common Stock *++!                            10               0

                                                                              2

Conglomerates   0.3%

Tyco International, Common Stock                            329           11,163

                                                                          11,163

Electric Utilities   1.1%

Duke Energy, Common Stock                                   328            8,292

FirstEnergy, Common Stock                                   165            6,986

NiSource, Common Stock                                      360            7,842

NRG Energy, Common Stock *                                  220            7,032

PPL Energy Supply, Conv. Bonds, 2.625%, 5/15/23           4,453            4,960

Teco Energy, Common Stock                                   720           10,770

TNP Enterprises, Warrants, 4/1/11, 144A *                     6              189

                                                                          46,071

Electronic Components   0.1%

AMIS Holdings, Common Stock *                               260            3,942

ASAT Finance, Warrants, 11/1/06, 144A *                       2                0

                                                                           3,942

Food/Tobacco   0.2%

Centerplate, Equity Units                                   110            1,398

Interstate Bakeries, Common Stock *                       1,350            7,857

                                                                           9,255

Gaming   0.0%

Mikohn Gaming, Warrants, 8/15/08, 144A *                      9               14

                                                                              14

Healthcare Services   0.1%

Elan ADR *                                                  237            6,255

Mariner Health Care, Common Stock *                           7              216

                                                                           6,471

Metals and Mining   0.1%

Gerdau Ameristeel, Conv. Bonds, 6.50%, 4/30/07 (CAD)      1,800            1,542

International Steel Group, Common Stock *                    73            2,959

                                                                           4,501

Miscellaneous Consumer Products   0.0%

Hedstrom Holdings, Warrants, 8/1/06 *!                       11                0

Mattress Discounters, Warrants, 7/15/07, 144A *               4                0

                                                                               0

Paper and Paper Products   0.0%

MDP Acquisitions, Warrants, 10/1/13, 144A *                   4              120

                                                                             120

Printing and Publishing   0.0%

Primedia, Series H, Exch. Pfd. Stock, 8.625%                 25            2,200

                                                                           2,200

Retail   0.0%

Barneys New York, Warrants, 2/1/08, 144A *                    5              308

                                                                             308

Satellites   0.0%

Orbimage, Common Stock *                                     91            1,631

Pegasus Satellite, Series B, Pfd. Stock, PIK, 12.75% *        9                0

                                                                           1,631

Specialty Chemicals   0.5%

Compass Minerals, Common Stock                              400            9,040

Hercules, Pfd. Conv. Stock, 6.5%                              2            1,862

UAP, Common Stock *                                         526            8,608

                                                                          19,510

Supermarkets   0.0%

Pathmark Stores

  Common Stock *                                             23              129

  Warrants, 9/19/10 *                                        36                9

                                                                             138

Telecommunications   0.0%

AT&T, Common Stock                                            0                1

Cybernet Internet Services, Warrants, 7/1/09 *                3                0

Globix, Common Stock *                                      205              635

KMC Telecom, Warrants, 1/31/08, 144A *                        5                0

RSL Communications, Warrants, 11/15/06 *                      3                0

Splitrock Services, Warrants, 7/15/08 *!                      2                5

                                                                             641

Textiles and Apparel   0.1%

Anvil Holdings, Series B, Pfd. Stock, PIK, 13.00% *         278            2,784

                                                                           2,784

Transportation (excluding Railroad)   0.0%

TravelCenters of America

  Warrants, 5/1/09 *                                         15               73

  Warrants, 11/14/10 *                                       44              221

                                                                             294

Wireless Communications   0.5%

IPCS, Warrants, 7/15/10, 144A *                               9                0

Nextel Communications, Class A, Common Stock *              345            9,817

Rogers Communications, Class B, Common Stock                420           10,154

Ubiquitel Operating, Warrants, 4/15/10, 144A *               19                0

                                                                          19,971

Total Equity and Convertible Securities (Cost  $146,380)                 139,188


SHORT-TERM INVESTMENTS   3.7%

Money Market Funds   3.7%

T. Rowe Price Reserve Investment Fund, 2.00% +#         156,614          156,614

Total Short-Term Investments (Cost  $156,614)                            156,614

Total Investments in Securities

98.8% of Net Assets (Cost $4,006,357)                                 $4,193,748
                                                                      ----------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

+    Affiliated company - See Note 4

! Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $883,305 and represents 20.8% of net assets

(8)  In default with respect to payment of interest.

ADR  American Depository Receipts

CAD  Canadian dollar

EUR  Euro

PIK  Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

++RESTRICTED SECURITIES

Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $64,509 and represents 1.5% of net assets.

                                                    Acquisition      Acquisition
 Description                                               Date             Cost
--------------------------------------------------------------------------------

Accuride, VR, 5.313%, 1/21/07                           6/18/03         $  3,013

Accuride, VR, 6.688%, 6/13/07                           6/13/03           13,720

Douglas Dynamics, VR, 4.918%, 3/30/10                   3/31/04            1,000

Edison Mission Energy, VR, 7.00%, 1/2/16                12/9/03            5,970

Frontiervision Opera, VR, 6.15%, 3/31/06                 5/8/03            3,149

Frontiervision Opera, VR, 6.275%, 3/31/06                5/8/03            4,114

Goodyear Tire & Rubber, VR, 6.059%, 3/31/06             2/18/04            5,750

Huntsman International, 5.67%, 3/31/10                 10/13/04            5,000

Olympus Communications, VR, 6.25%, 6/30/10               4/3/03            7,480

BT Acquisition, Common Stock                           12/23/86               93

Qwest Corp., 6.75%, 6/30/07                              6/5/03           12,622

Qwest Corp., VR, 6.95%, 6/30/10                          6/5/03            4,180

Totals                                                                  $ 66,091

The fund has registration rights for certain restricted securities held as of November 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $156,614)                         $        156,614

  Non-affiliated companies (cost $3,849,743)                          4,037,134

  Total investments in securities                                     4,193,748

Other assets                                                            112,407

Total assets                                                          4,306,155

Liabilities

Total liabilities                                                        60,801

NET ASSETS                                                     $      4,245,354
                                                               ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                     $           (696)

Undistributed net realized gain (loss)                                 (328,394)

Net unrealized gain (loss)                                              187,417

Paid-in-capital applicable to 591,666,941 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       4,387,027

NET ASSETS                                                     $      4,245,354
                                                               ----------------

NET ASSET VALUE PER SHARE

Investor Class

($3,474,108,556/484,014,890 shares outstanding)                $           7.18
                                                               ----------------
Advisor Class

($771,245,438/107,652,051 shares outstanding)                  $           7.16
                                                               ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                        11/30/04

Investment Income (Loss)

Income

  Interest                                                      $       155,654

  Dividend                                                                3,152

  Other                                                                   3,903

  Total income                                                          162,709

Expenses

  Investment management                                                  12,352

  Shareholder servicing

    Investor Class                                                        2,110

    Advisor Class                                                           400

  Rule 12b-1 fees - Advisor Class                                           914

  Prospectus and shareholder reports

    Investor Class                                                          143

    Advisor Class                                                            69

  Custody and accounting                                                    161

  Registration                                                               44

  Legal and audit                                                            18

  Directors                                                                   6

  Miscellaneous                                                              15

  Total expenses                                                         16,232

  Expenses paid indirectly                                                  (32)

  Net expenses                                                           16,200

Net investment income (loss)                                            146,509

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             32,152

  Foreign currency transactions                                              16

  Net realized gain (loss)                                               32,168

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                        11/30/04

Change in net unrealized gain (loss)

  Securities                                                            167,814

  Other assets and liabilities
  denominated in foreign currencies                                          22

  Change in net unrealized gain (loss)                                  167,836

Net realized and unrealized gain (loss)                                 200,004

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       346,513
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                        6 Months            Year
                                                           Ended           Ended
                                                        11/30/04         5/31/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                      $   146,509     $   292,712

  Net realized gain (loss)                               32,168          67,906

  Change in net unrealized gain (loss)                  167,836          (6,610)

  Increase (decrease) in net assets from operations     346,513         354,008

Distributions to shareholders

  Net investment income

    Investor Class                                     (127,286)       (245,272)

    Advisor Class                                       (27,444)        (48,843)

  Decrease in net assets from distributions            (154,730)       (294,115)

Capital share transactions *

  Shares sold

    Investor Class                                      321,762       1,120,200

    Advisor Class                                        73,274         292,132

  Distributions reinvested

    Investor Class                                       99,071         190,953

    Advisor Class                                        26,922          47,498

  Shares redeemed

    Investor Class                                     (263,271)       (772,798)

    Advisor Class                                       (68,524)       (139,922)

  Redemption fees received

    Investor Class                                          174           1,409

  Increase (decrease) in net assets from
  capital share transactions                            189,408         739,472

Net Assets

Increase (decrease) during period                       381,191         799,365

Beginning of period                                   3,864,163       3,064,798

End of period                                       $ 4,245,354     $ 3,864,163
                                                    -----------     -----------

(Including undistributed net investment income
(loss) of ($696) at 11/30/04 and $7,525 at 5/31/04)

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                        6 Months            Year
                                                           Ended           Ended
                                                        11/30/04         5/31/04
*Share information

  Shares sold

    Investor Class                                       45,998         161,890

    Advisor Class                                        10,503          42,203

  Distributions reinvested

    Investor Class                                       14,129          27,605

    Advisor Class                                         3,848           6,874

  Shares redeemed

    Investor Class                                      (37,769)       (111,638)

    Advisor Class                                        (9,857)        (20,237)

  Increase (decrease) in shares outstanding              26,852         106,697

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares: the High Yield Fund original share class, referred to in this report as the Investor Class, offered since December 31, 1984, and High Yield Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees
A 1% fee is assessed on redemptions of Investor Class and Advisor Class fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At November 30, 2004, approximately 91% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,289,898,000 and $1,172,111,000, respectively, for the six months ended November 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2004, the fund had $370,986,000 of unused capital loss carryforwards, of which $10,354,000 expire in 2005, $19,777,000 expire in 2007, and $340,855,000 expire thereafter through 2011.

At November 30, 2004, the cost of investments for federal income tax purposes was $4,013,287,000. Net unrealized gain aggregated $180,487,000 at period-end, of which $239,001,000 related to appreciated investments and $58,514,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $2,117,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended November 30, 2004, expenses incurred pursuant to these service agreements were $66,000 for Price Associates, $510,000 for T. Rowe Price Services, Inc., and $112,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $145,000 of these expenses was payable.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2004, the fund was allocated $811,000 of Spectrum Funds' expenses and $282,000 of Retirement Funds' expenses. Of these amounts, $705,000 related to services provided by Price and $168,000 was payable at period-end. At November 30, 2004, approximately 25.3% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 6.4% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2004, dividend income from the Reserve Funds totaled $1,130,000, and the value of shares of the Reserve Funds held at November 30, 2004 and May 31, 2004 was $156,614,000 and $112,429,000, respectively.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005